American Skandia Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

February 27, 2006

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549

Attention: Sally Samuel

Re:  Registration Statement on Form N-1A of American Skandia Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 57 to the Registration Statement under the Securities Act of 1933 and Amendment No. 59 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Samuel:

On behalf of American Skandia Trust (the “Trust), pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 57 to the Registration Statement under the 1933 Act and Amendment No. 59 to the Registration Statement under the 1940 Act (the “Amendment”).  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  This filing is intended to respond to comments received from the Commission Staff with respect to the Rule 485(a) filing made as of December 13, 2005 (the “Initial Filing”) and to make certain non-material changes. I have reviewed the Amendment and it does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the Securities Act. The Amendment has been tagged to indicate changes from the Initial Filing.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.                                                                                       Comment:  Please include a letter containing Tandy representations with the filing.

Response:  The requested Tandy representations are included in a letter that accompanies the filing.

2.                                                                                       Comment:  Please use a more commonly understood term than “investment sleeve”.

Response:  The term “investment sleeve” was used to indicate a sub-set of a broader investment category.  All references to the term “investment sleeve” have been deleted and replaced with the term “investment sub-category.”

3.                                                                                       Comment:  Please clarify: (i) the definition of “junk bonds” and (ii) the First Trust Target Portfolios’ policies with respect to investment in “junk bonds”.

Response:  The definition of “junk bonds” has been clarified by reference to ratings provided by Moody’s and S&P.  The First Trust Target Portfolios will not invest in “junk bonds”.

4.                                                                                       Comment:  In the “Shareholder Transaction Expenses” table in the prospectus, change the references from “NONE” to “N/A”.

Response:  The requested change has been made.

5.                                                                                       Comment:  Use of the name “Total Return” for an investment category may be confusing.  Such term may be mistaken for the term high yield.

Response:  The name of this investment category has been changed to “U.S. Fixed-Income” to better reflect the securities that will be its primary focus.

6.                                                                                       Comment:  Include in the prospectus and SAI the disclosure required by Item 5(a)(iii) of Form N-1A (i.e, disclosure to the effect that the basis for the Board’s approval of the Trust’s investment advisory agreements can be found in the Trust’s shareholder reports).

Response:  The requested disclosure has been added to the prospectus and SAI.

7.                                                                                       Comment:  Please update the address for the SEC’s Public Reference Room to 100 F Street, NE.

Response:  The requested change has been made.

8.                                                                                       Comment:  Please disclose the shareholder vote that is required to change a fundamental investment restriction for a Portfolio in close proximity to the list of fundamental investment restrictions.

Response:  The disclosure has been added as requested.

9.                                                                                       Comment:  Include in the SAI the disclosure required by Item 12(a)(ii) of Form N-1A (i.e, disclosure regarding positions held by interested trustees and officers with affiliates of the investment adviser).

Response:  The requested disclosure has been added to the SAI.

10.                                                                                 Comment:  Provide information regarding trustee security holdings and compensation for the calendar year ended December 31, 2005.

Response:  I have been advised that the requested information is not yet available.  The Trust hereby undertakes to file a revised SAI pursuant to Rule 497 under the Securities Act that includes the requested information prior to the launch of the Portfolios on March 20, 2006.

11.                                                                                 Comment:  Please change the reference from Appendix III to Appendix II in the SAI.

Response:  The requested change has been made.

The Amendment is not intended to amend the Trust’s prospectuses or statements of additional information, dated either May 1, 2005 or December 5, 2005 and as amended and supplemented to date, relating to any of the other investment portfolios of the Trust.  The Amendment is scheduled to go effective on February 27, 2006.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz

cc:	Kathryn L. Quirk
Jonathan D. Shain
Christopher Palmer